Inventories (Tables)	9 Months Ended
Sep. 30, 2021
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Summary of Inventories
As of September 30, 2021 and December 31, 2020, inventories were as follows:

	September 30, 2021		December 31, 2020
Refined and petrochemicals products	Ps.	48,566,057	Ps.	32,175,910
Crude oil		17,046,196		11,997,570
Products in transit		14,057,114		3,476,807
Materials and products in stock		4,281,327		4,736,659
Gas and condensate products		214,070		142,136
Materials in transit		2,783		76,579
	Ps.	84,167,547	Ps.	52,605,661